Great East Japan Earthquake	12 Months Ended
Mar. 31, 2011
Great East Japan Earthquake [Abstract]
Great East Japan Earthquake

18.	Great East Japan Earthquake

On March 11, 2011, Japan experienced a massive earthquake and tsunami (the “Great East Japan Earthquake”). The disaster caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located principally in northeastern Japan.

For the fiscal year ended March 31, 2011, Sony has incurred incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the disaster of 10,897 million yen, including the disposal or impairment of fixed assets of 7,668 million yen. These losses and expenses are primarily recorded within (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income and are offset by insurance recoveries as described below. The restoration costs anticipated to occur on or after April 1, 2011 were not recorded in the period ended March 31, 2011 and will be recorded when the services are rendered and liabilities incurred. In addition, Sony also incurred other losses and expenses of 11,821 million yen, which included idle facility costs at manufacturing sites, and an additional provision for life insurance policy reserves. These losses and expenses were mainly recorded in cost of sales and financial services expenses in the consolidated statements of income.

Sony has insurance policies which cover certain damage directly caused by the Great East Japan Earthquake for Sony Corporation and certain of its subsidiaries including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets and inventories and provide business interruption coverage, including lost profits, of up to 13,000 million yen in total. For the fiscal year ended March 31, 2011, Sony recorded insurance receivables of 10,841 million yen, representing a portion of the insurance claims that were deemed probable of collection up to the extent of the amount of corresponding losses recognized in the same period. The insurance receivables recorded substantially all relate to damaged assets and inventories, and include no amounts for business interruption or lost profits. Sony concluded that the recoveries from insurance claims are probable based on the coverage under valid policies, communications with the insurance carriers, Sony’s past claims history with the insurance carriers, and Sony’s assessment that the insurance carriers have the financial ability to pay the claims. These receivables are primarily recorded within other noncurrent assets in the consolidated balance sheets.